[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403
MORGAN STANLEY EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (95.9%)
(Unless otherwise noted)
Brazil (11.6%)
Airlines
Gol Linhas Aereas Inteligentes S.A. ADR	(a)	12,640	318
Chemicals
Braskem S.A. (Preference)		11,895,000	484
Braskem S.A. ADR		19,100	774
			1,258
Commercial Banks
Banco Bradesco S.A. (Preference)		65,469	1,890
Banco Bradesco S.A. ADR		22,198	644
Banco Itau Holding Financeira S.A. (Preference)		3,138	510
Banco Itau Holding Financeira S.A. ADR		42,010	3,409
Unibanco - Uniao de Bancos Brasileiros S.A. GDR		29,050	999
			7,452
Electric Utilities
CEMIG S.A. (Preference)		21,269,000	489
CEMIG S.A. ADR		50,400	1,150
CPFL Energia S.A.	(a)	66,010	446
CPFL Energia S.A. ADR	(a)	12,400	253
			2,338
Metals & Mining
CSN		16,484	391
CSN ADR		61,700	1,487
CVRD ADR (Preference)		303,692	8,069
CVRD, ‘A’ (Preference)		4,313	116
Gerdau S.A. (Preference)		47,800	796
Gerdau S.A. ADR		14,500	239
Usinas Siderurgicas de Minas Gerais S.A., ‘A’ (Preference)		29,013	623
			11,721
Oil & Gas
Petrobras S.A. (Preference)		19,697	761
Petrobras S.A. ADR		125,763	5,556
Petrobras S.A. ADR (Preference)		147,956	5,692
			12,009

Paper & Forest Products
Votorantim Celulose e Papel S.A. ADR		66,250	861
Pharmaceuticals
Natura Cosmeticos SA		1,740	47
Real Estate
Unibanco - Uniao De Bancos Brasileiros S.A.		51,431	355
Road & Rail
All America Latina Logistica S.A. (Preference)		144,000	790
Wireless Telecommunication Services
Telesp Celular Participacoes SA (Preference)	(a)	1,001,177,893	2,392
Telesp Celular Participacoes SA ADR	(a)	238,913	1,429
			3,821
			40,970
Chile (0.8%)
Electric Utilities
Enersis S.A. ADR		353,100	2,966
China/Hong Kong (5.7%)
Airlines
Air China Ltd., ‘H’	(a)	956,000	346
Auto Components
Norstar Founders Group Ltd.		1,503,000	380
Shougang Concord Century Holdings Ltd.		3,415,000	306
			686
Biotechnology
Global Bio-Chem Technology Group Co., Ltd.		1,672,000	1,050
Communications Equipment
Foxconn International Holdings Ltd.	(a)	1,063,000	572
Computers & Peripherals
TPV Technology Ltd.		2,038,000	1,247
Electric Utilities
China Resources Power Holdings Co.		707,000	333
Huadian Power International Co.		2,862,000	780
			1,113
Electronic Equipment & Instruments
Kingboard Chemical Holdings Ltd.		499,000	1,491
Health Care Equipment & Supplies
Moulin International Holdings Ltd.		568,000	408
Household Durables
Grande Holdings Ltd.		536,000	515
Insurance
China Life Insurance Co., Ltd., ‘H’	(a)	2,021,000	1,348
Ping An Insurance Group Co. of China Ltd., ‘H’	(a)	837,000	1,325
			2,673
Metals & Mining
Asia Aluminum Holdings Ltd.		7,698,000	869
Yanzhou Coal Mining Co., Ltd., ‘H’		816,000	1,109
			1,978
Multiline Retail
Lianhua Supermarket Holdings Co., Ltd., ‘H’		552,000	601
Wumart Stores, Inc., ‘H’		280,000	467
			1,068
Oil & Gas
China Petroleum & Chemical Corp., ‘H’		3,074,000	1,241
Textiles, Apparel & Luxury Goods
Fountain Set Holdings Ltd.		1,239,000	782
Victory City International Holdings Ltd.		1,051,000	371
			1,153

Software
GOME Electrical Appliances Holdings Ltd.	(a)	1,118,000	$1,197
Transportation Infrastructure
Hainan Meilan International Airport Co., Ltd., ‘H’		636,000	406
Hopewell Highway Infrastructure Ltd.		1,296,000	914
			1,320
Wireless Telecommunication Services
China Mobile Hong Kong Ltd.		632,000	2,066
			20,124
Colombia (0.4%)
Commercial Banks
BanColombia S.A. ADR		95,800	1,280
Egypt (2.6%)
Construction & Engineering
Orascom Construction Industries		120,670	2,486
Tobacco
Eastern Tobacco		72,753	2,258
Wireless Telecommunication Services
MobiNil		148,552	4,422
			9,166
India (5.4%)
Automobiles
Hero Honda Motors Ltd.		99,900	1,254
Mahindra & Mahindra Ltd.		76,000	865
			2,119
Commercial Banks
HDFC Bank Ltd.		60,000	747
Industrial Development Bank of India Ltd.		239,000	499
UTI Bank Ltd.		46,000	255
UTI Bank Ltd. GDR	(a)	83,000	428
			1,929
Construction Materials
Gujarat Ambuja Cements Ltd. GDR		73,000	668
Diversified Telecommunication Services
Mahanagar Telephone Nigam Ltd.		234,000	615
Electrical Equipment
ABB Ltd.		35,929	949
Bharat Heavy Electricals Ltd.		138,700	2,437
			3,386
Household Products
Hindustan Lever Ltd.		197,500	596
Industrial Conglomerates
Siemens India Ltd.		13,000	506
Internet Software & Services
IndiaInfo.com PCL	(a)(b)	116,052	—	@
IT Services
Infosys Technologies Ltd.		40,408	2,084
Wipro Ltd.		43,000	661
			2,745

Metals & Mining
Hindalco Industries Ltd.		24,600	729
Steel Authority of India Ltd.		512,066	738
			1,467
Oil & Gas
Oil & Natural Gas Corp., Ltd.		56,700	1,146
Pharmaceuticals
Aventis Pharma Ltd.		26,000	732
Cipla Ltd.		118,000	688
			1,420
Road & Rail
Container Corp. of India Ltd.		41,600	762
Thrifts & Mortgage Finance
Housing Development Finance Corp., Ltd.		59,000	981
Tobacco
ITC Ltd.		12,000	369
ITC Ltd. GDR (Registered)		11,500	335
			704
			19,044
Indonesia (1.7%)
Biotechnology
HM Sampoerna Tbk PT		628,500	687
Commercial Banks
Bank Central Asia Tbk PT		3,951,000	1,418
Bank Mandiri Persero Tbk PT		1,298,000	234
Bank Rakyat Indonesia PT		4,627,500	1,393
			3,045
Construction Materials
Indocement Tunggal Prakarsa Tbk PT	(a)	2,093,500	619
Metals & Mining
Bumi Resources Tbk PT	(a)	9,428,500	776
Multiline Retail
Ramayana Lestari Sentosa Tbk PT		980,000	81
Tobacco
Gudang Garam Tbk PT		516,000	877
			6,085
Israel (0.8%)
Aerospace & Defense
Elbit Systems Ltd.		1	—	@
Software
Check Point Software Technologies Ltd.	(a)	129,544	2,816
			2,816
Malaysia (1.8%)
Commercial Banks
Commerce Asset Holdings Bhd		532,000	641
Construction & Engineering
Road Builder (Malaysia) Holdings Bhd		239,500	170
Electric Utilities
Tenaga Nasional Bhd		648,200	1,740
YTL Corp. Bhd		822,933	1,224
			2,964
Hotels, Restaurants & Leisure
Magnum Corp. Bhd		1,145,000	606
Resorts World Bhd		222,000	546
			1,152

Real Estate
Bandar Raya Developments Bhd		539,000	281
MK Land Holdings Bhd		1,271,000	518
SP Setia Bhd		733,500	772
			1,571
			6,498
Mexico (8.7%)
Beverages
Femsa ADR		23,700	1,269
Commercial Banks
Grupo Financiero Banorte S.A. de CV, ‘O’		172,300	1,121
Construction & Engineering
Empresas ICA Sociedad Controladora S.A. de CV	(a)	1,319,200	508
Empresas ICA Sociedad Controladora S.A. de CV ADR	(a)	75,300	176
			684
Construction Materials
Cemex S.A. de CV ADR		11,690	424
Food & Staples Retailing
Wal-Mart de Mexico S.A. ADR		49,133	1,722
Wal-Mart de Mexico S.A. de C.V., ‘V’		2,010,219	7,054
			8,776
Household Products
Kimberly-Clark de Mexico S.A. de CV, ‘A’		416,990	1,250
Media
Grupo Televisa S.A. ADR		119,000	6,997
Wireless Telecommunication Services
America Movil S.A. de CV, ‘L’ ADR		200,277	10,335
			30,856
Morocco (0.3%)
Commercial Banks
Banque Marocaine du Commerce Exterieur		17,800	1,120
Poland (2.9%)
Commercial Banks
Powszechna Kasa Oszczednosci Bank Polski S.A.	(a)	322,466	2,836
Diversified Telecommunication Services
Telekomunikacja Polska S.A.		160,878	1,084
Telekomunikacja Polska S.A. GDR		657,500	4,438
			5,522
Media
Agora S.A.	(a)	95,328	1,782
			10,140
Russia (7.8%)
Beverages
Efes Breweries International N.V. GDR	(a)	36,645	1,114
Commercial Banks
Sberbank RF GDR	(a)	66,200	4,033
Food Products
Wimm-Bill-Dann Foods OJSC ADR	(a)	74,300	1,436
Metals & Mining
Highland Gold Mining Ltd.		412,400	1,598
Peter Hambro Mining plc	(a)	88,458	1,057
			2,655
Oil & Gas
LUKOIL ADR		63,519	8,600
OAO Gazprom (Registered) ADR		130,700	4,405
			13,005

Paper & Forest Products
Alliance Cellulose Ltd., ‘B’	(a)(b)		156,075		—	@
Wireless Telecommunication Services
Mobile Telesystems ADR			26,900		947
Mobile Telesystems GDR	(d)		69,600		2,438
Vimpel-Communications ADR	(a)		30,900		1,063
VolgaTelecom ADR			132,000		937
					5,385
					27,628
South Africa (12.2%)
Commercial Banks
Standard Bank Group Ltd.			627,117		6,313
Construction & Engineering
Aveng Ltd.			929,800		1,682
Containers & Packaging
Consol, Ltd.	(a	)	260,400		427
Diversified Financial Services
African Bank Investments Ltd.			1,038,900		2,778
Diversified Telecommunication Services
Telkom S.A. Ltd.			154,870		2,664
Food & Staples Retailing
Massmart Holdings Ltd.			398,026		2,676
Shoprite Holdings Ltd.			731,000		1,621
					4,297
Food Products
AVI Ltd.			284,000		616
Household Durables
Steinhoff International Holdings Ltd.			1,118,700		2,382
Household Products
Lewis Group Ltd.	(a)		211,000		1,132
Industrial Conglomerates
Barloworld Ltd.			134,500		2,153
Insurance
Sanlam Ltd.			1,443,800		2,806
Metals & Mining
BidBEE Ltd.	(a)		—	@	—	@
Harmony Gold Mining Co., Ltd.			290,929		2,315
Harmony Gold Mining Co., Ltd. ADR			126,737		988
Impala Platinum Holdings Ltd.			19,235		1,617
Kumba Resources Ltd.			246,300		2,661
					7,581
Specialty Retail
Edgars Consolidated Stores Ltd.			60,600		2,668
Wireless Telecommunication Services
MTN Group Ltd.			799,440		5,631
					43,130

South Korea (13.1%)
Airlines
Korean Air Lines Co., Ltd.		111,900	2,177
Auto Components
Hankook Tire Co., Ltd.		242,660	2,707
Hyundai Mobis		52,930	3,444
Kumho Tire Co., Ltd. GDR	(a)(d)	61,930	451
			6,602
Automobiles
Hyundai Motor Co.		31,750	1,716
Hyundai Motor Co. (2nd Preference)		15,850	555
			2,271
Capital Markets
Daishin Securities Co., Ltd.	(a)	29,310	422
Daishin Securities Co., Ltd. (Preference)	(a)	49,260	489
LG Investment & Securities Co., Ltd.	(a)	38,990	366
			1,277
Commercial Banks
Pusan Bank		128,930	1,019
Shinhan Financial Group Co., Ltd.		98,010	2,620
			3,639
Construction & Engineering
Doosan Heavy Industries and Construction Co., Ltd.		97,660	1,358
GS Engineering & Construction Corp.		72,710	2,001
			3,359
Electric Utilities
Korea Electric Power Corp.		26,940	691
Electronic Equipment & Instruments
Samsung SDI Co., Ltd.		35,060	3,601
Food Products
Orion Corp.		15,680	1,865
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	(a)	8,980	679
Machinery
Hyundai Heavy Industries Co., Ltd.		16,800	840
STX Shipbuilding Co., Ltd.		57,440	1,318
			2,158
Oil & Gas
SK Corp.		15,650	923
Pharmaceuticals
GlaxoSmithkline Pharmaceuticals Ltd.		42,000	692
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.		20,672	10,199
Samsung Electronics Co., Ltd. (Preference)		7,060	2,314
			12,513
Specialty Retail
Handsome Co., Ltd.		68,600	731
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.		79,660	1,292
Tobacco
KT&G Corp.		62,340	2,022
			46,492

Taiwan (10.5%)
Airlines
Eva Airways Corp.	(a)	1,448,866	678
Auto Components
Cheng Shin Rubber Industry Co., Ltd.		540,984	652
Commercial Banks
Chinatrust Financial Holding Co.		1,472,091	1,661
Mega Financial Holding Co., Ltd.		2,844,000	1,833
Taishin Financial Holdings Co., Ltd.		1,139,450	1,020
			4,514
Computers & Peripherals
Acer, Inc.		641,842	1,008
Infortrend Technology, Inc.		402,225	885
			1,893
Construction & Engineering
CTCI Corp.		1,171,543	710
Construction Materials
Taiwan Cement Corp.		1,248,802	725
Diversified Financial Services
Fubon Financial Holding Co., Ltd.		995,000	943
Polaris Securities Co., Ltd.		971,505	476
			1,419
Electrical Equipment
Catcher Technology Co., Ltd.		349,600	1,421
Phoenixtec Power Co., Ltd.		577,730	638
Richtek Technology Corp.		166,800	453
			2,512
Electronic Equipment & Instruments
Delta Electronics, Inc.		966,000	1,567
Delta Electronics, Inc. GDR	(a)	78,100	625
HON HAI Precision Industry Co., Ltd.		715,893	3,181
HON HAI Precision Industry Co., Ltd. GDR		26,500	234
Ya Hsin Industrial Co., Ltd.		1,832,925	1,835
			7,442
Insurance
Cathay Financial Holding Co., Ltd.		906,000	1,719
Shin Kong Financial Holding Co., Ltd.		2,999,163	3,056
			4,775
Leisure Equipment & Products
Asia Optical Co., Inc.		379,504	2,433
Largan Precision Co., Ltd.		124,713	693
			3,126
Machinery
Kaulin Manufacturing Co., Ltd.		351,050	364
Semiconductors & Semiconductor Equipment
Faraday Technology Corp.		230,051	445
MediaTek, Inc.		253,270	1,801
Sunplus Technology Co., Ltd.		248,300	373
Taiwan Semiconductor Manufacturing Co., Ltd.		1,106,000	1,808
			4,427
Software
Cyberlink Corp.		136,417	364
Springsoft, Inc.		423,984	924
			1,288

Specialty Retail
Tsann Kuen Enterprise Co., Ltd.		629,025	851
Wireless Telecommunication Services
Far EasTone Telecommunications Co., Ltd.		744,000	942
Taiwan Cellular Corp.		958,000	973
			1,915
			37,291
Thailand (5.1%)
Commercial Banks
Bangkok Bank PCL (Foreign)		1,049,000	3,003
Kasikornbank PCL (Foreign)		1,559,700	2,332
Siam City Bank PCL (Foreign)		1,092,300	698
Siam Commercial Bank PCL (Foreign)		586,000	757
			6,790
Construction & Engineering
Ch. Karnchang PCL (Foreign)	(b)	993,700	333
Italian-Thai Development PCL (Foreign)		4,962,000	1,306
Sino Thai Engineering & Construction PCL (Foreign)	(b)	1,010,000	292
			1,931
Diversified Telecommunication Services
True Corp. PCL (Foreign)	(a)	2,558,900	592
Food & Staples Retailing
CP Seven Eleven PCL (Foreign)	(b)	512,200	746
Household Durables
Asian Property Development PCL (Foreign)	(b)	3,878,600	405
Land & Houses PCL (Foreign)		3,565,700	793
			1,198
Metals & Mining
Banpu PCL (Foreign)	(b)	200,100	829
Multiline Retail
Siam Makro PCL (Foreign)	(b)	100,700	144
Oil & Gas
PTT PCL (Foreign)	(b)	408,800	2,017
Thai Oil PCL (Foreign)	(b)	177,100	285
			2,302
Real Estate
Lalin Property PCL (Foreign)	(b)	1,145,300	192
MBK PCL (Foreign)	(b)	207,300	267
			459
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	(b)	791,900	2,024
Total Access Communication PCL	(a)	350,000	1,008
			3,032
			18,023
Turkey (4.5%)
Building Products
Trakya Cam Sanayi AS		408,885	1,360
Commercial Banks
Akbank TAS		357,613	1,732
Turkiye Garanti Bankasi AS	(a)	619,858	2,346
Yapi ve Kredi Bankasi AS GDR	(a)	825,963	3,298
			7,376

Construction Materials
Akcansa Cimento AS			443,899	1,608
Industrial Conglomerates
Enka Insaat ve Sanayi AS			86,692	1,244
Media
Dogan Yayin Holding	(a)		383,600	1,049
Hurriyet Gazetecilik AS			740,892	1,611
				2,660
Wireless Telecommunication Services
Turkcell Iletisim Hizmetleri AS			234,454	1,604
				15,852
TOTAL COMMON STOCKS (Cost $250,443)				339,481
INVESTMENT COMPANIES (1.1%)
India (0.7%)
Morgan Stanley Growth Fund	(c)		4,694,400	2,358
Poland (0.4%)
NFI Empik Media & Fashion S.A.	(a)		762,586	1,520
TOTAL INVESTMENT COMPANIES (Cost $2,300)				3,878

			No. of
			Warrants
WARRANTS (0.0%)
Thailand (0.0%)
Sino Thai Engineering & Construction PCL, expiring 5/31/07 (Cost $13)	(a)		168,333	6

			Face
			Amount
			(000)
DEBT INSTRUMENTS (0.0%)
India (0.0%)
Metals & Mining
Shri Ishar Alloy Steels Ltd. 15.00%, (expired maturity)
(Cost $408)	(b)	INR	581	$—	@
SHORT-TERM INVESTMENT (1.9%)
United States (1.9%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $6,809 (Cost $6,808)	(e)	$6,808		6,808
TOTAL INVESTMENTS + (98.9%)(Cost $259,972)				350,173
OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)				3,863
NET ASSETS (100%)				$354,036

(a)                    Non-income producing.

(b)                   Security was valued at fair value — At March 31, 2005, the Fund held $7,534,000 of fair valued securities, representing 2.1% of net assets.

(c)                    Investment in Security of Affiliated Issuer — The Morgan Stanley Growth Fund, acquired at a cost of $891,309, is advised by an affiliated of the Adviser. During the period ended March 31, 2005, there were no purchases or sales of this security. The Fund did not derived any income from this security during the period ended March 31, 2005.

(d)                   144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)                    Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+                           At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $259,972,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $90,201,000 of which $101,696,000 related to appreciated securities and $11,495,000 related to depreciated securities.

@                      Face Amount/Value is less than $500

ADR       American Depositary Receipt

GDR         Global Depositary Receipt

INR             Indian Rupee

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
BRL	709	$265	4/4/2005	USD	264	$264	$(1)
BRL	580	217	4/5/2005	USD	217	217	—	@
ZAR	33,810	5,355	6/27/2005	USD	4,980	4,980	(375)
ZAR	24,545	3,877	7/22/2005	USD	3,745	3,745	(132)
ZAR	9,544	1,528	4/1/2005	USD	1,539	1,539	11
USD	296	296	4/1/2005	MXN	3,305	296	—	@
		$11,538				$11,041	$(497)

BRL        - Brazilian Real

MXN      - Mexican Peso

USD        - U.S. Dollar

ZAR       - South African Rand

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2005